EVENTS AFTER THE REPORTING PERIOD (Details) - Bilateral term loan refinancing - VTB Bank bilateral term loan $ in Millions, ₽ in Billions	Jul. 31, 2020 RUB (₽)	Jul. 31, 2020 USD ($)
Disclosure of non-adjusting events after reporting period
Facility amount	₽ 30	$ 422
Fixed rate
Disclosure of non-adjusting events after reporting period
Borrowings, interest rate	8.75%	8.75%
Floating rate - Percentage points in addition to CBR key rate
Disclosure of non-adjusting events after reporting period
Borrowings, interest rate	1.85%	1.85%